Other disclosures - Risk Management and Principal Risks - Contractual maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 256,351	£ 238,574	£ 191,127
Bank acceptance assets	112,597	92,542
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Trading portfolio assets	133,813	147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial instruments	302,380	262,572
Financial assets at fair value through other comprehensive income	65,062	61,753
Other financial assets	1,656	1,213
Total financial assets	1,484,982	1,360,339
Other assets	28,717	23,946
Total assets	1,513,699	1,384,285	1,349,500
Liabilities
Deposits at amortised cost	545,782	519,433
Cash collateral and settlement balances	96,927	79,371
Repurchase agreements and other similar secured borrowing	27,052	28,352
Debt securities in issue	112,881	98,867
Subordinated liabilities	11,423	12,759	16,341
Trading portfolio liabilities	72,924	54,169
Financial liabilities designated at fair value	271,637	250,960
Derivative financial instruments	289,620	256,883
Other financial liabilities	9,156	6,301
Total financial liabilities	1,437,402	1,307,095
Other liabilities	7,037	7,149
Total liabilities	1,444,439	1,314,244
Cumulative liquidity gap	69,260	70,041	£ 66,882	£ 65,660
On demand
Assets
Cash and balances at central banks	256,097	238,369
Bank acceptance assets	2,977	2,807
Loans and advances at amortised cost	17,764	19,749
Reverse repurchase agreements and other similar secured lending	127	58
Trading portfolio assets	133,813	147,035
Financial assets at fair value through the income statement	32,071	24,257
Derivative financial instruments	301,647	261,678
Financial assets at fair value through other comprehensive income	8	0
Other financial assets	433	707
Total financial assets	744,937	694,660
Liabilities
Deposits at amortised cost	443,736	454,961
Cash collateral and settlement balances	2,932	2,983
Repurchase agreements and other similar secured borrowing	256	20
Debt securities in issue	0	0
Subordinated liabilities	0	0
Trading portfolio liabilities	72,924	54,169
Financial liabilities designated at fair value	10,844	21,339
Derivative financial instruments	288,573	255,747
Other financial liabilities	86	184
Total financial liabilities	819,351	789,403
Cumulative liquidity gap	(74,414)	(94,743)
Not more than three months
Assets
Cash and balances at central banks	254	205
Bank acceptance assets	109,620	89,735
Loans and advances at amortised cost	12,719	8,670
Reverse repurchase agreements and other similar secured lending	648	2,984
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	147,644	127,085
Derivative financial instruments	54	58
Financial assets at fair value through other comprehensive income	6,433	4,280
Other financial assets	1,177	474
Total financial assets	278,549	233,491
Liabilities
Deposits at amortised cost	63,076	40,755
Cash collateral and settlement balances	93,995	76,388
Repurchase agreements and other similar secured borrowing	9,562	6,621
Debt securities in issue	33,109	24,399
Subordinated liabilities	17	1,007
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	186,733	157,900
Derivative financial instruments	45	4
Other financial liabilities	7,803	4,331
Total financial liabilities	394,340	311,405
Cumulative liquidity gap	(190,205)	(172,657)
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	9,716	8,879
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,771	9,281
Derivative financial instruments	66	48
Financial assets at fair value through other comprehensive income	4,535	1,488
Other financial assets	0	26
Total financial assets	21,088	19,722
Liabilities
Deposits at amortised cost	19,388	13,524
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	13,259	12,606
Subordinated liabilities	0	0
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,352	16,857
Derivative financial instruments	63	22
Other financial liabilities	43	43
Total financial liabilities	47,105	43,052
Cumulative liquidity gap	(216,222)	(195,987)
Over six months but not more than nine months
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	8,275	5,291
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,718	7,042
Derivative financial instruments	70	0
Financial assets at fair value through other comprehensive income	1,687	1,245
Other financial assets	0	2
Total financial assets	14,750	13,580
Liabilities
Deposits at amortised cost	5,090	2,994
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	5,582	5,845
Subordinated liabilities	83	74
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	5,292	10,268
Derivative financial instruments	5	18
Other financial liabilities	43	42
Total financial liabilities	16,095	19,241
Cumulative liquidity gap	(217,567)	(201,648)
Over nine months but not more than one year
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	11,942	10,192
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,047	3,451
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	1,395	1,419
Other financial assets	43	0
Total financial assets	15,427	15,062
Liabilities
Deposits at amortised cost	8,575	3,724
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	943	0
Debt securities in issue	6,294	3,254
Subordinated liabilities	179	1,218
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	3,812	3,588
Derivative financial instruments	2	5
Other financial liabilities	41	40
Total financial liabilities	19,846	11,829
Cumulative liquidity gap	(221,986)	(198,415)
One to two years
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	34,790	23,716
Reverse repurchase agreements and other similar secured lending	0	184
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,491	5,889
Derivative financial instruments	110	82
Financial assets at fair value through other comprehensive income	9,206	3,834
Other financial assets	0	1
Total financial assets	50,597	33,706
Liabilities
Deposits at amortised cost	4,263	2,025
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,105	2,195
Debt securities in issue	9,435	9,792
Subordinated liabilities	1,181	27
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,000	6,540
Derivative financial instruments	157	124
Other financial liabilities	261	691
Total financial liabilities	30,402	21,394
Cumulative liquidity gap	(201,791)	(186,103)
Two to three years
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	29,325	26,037
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,922	5,394
Derivative financial instruments	352	145
Financial assets at fair value through other comprehensive income	7,560	8,205
Other financial assets	0	0
Total financial assets	42,159	39,781
Liabilities
Deposits at amortised cost	327	433
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	5,034	8,925
Debt securities in issue	6,817	8,957
Subordinated liabilities	0	1,063
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,548	6,114
Derivative financial instruments	105	177
Other financial liabilities	148	145
Total financial liabilities	22,979	25,814
Cumulative liquidity gap	(182,611)	(172,136)
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	56,519	47,614
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,292	2,590
Derivative financial instruments	44	537
Financial assets at fair value through other comprehensive income	16,418	13,188
Other financial assets	1	0
Total financial assets	76,274	63,929
Liabilities
Deposits at amortised cost	499	241
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	10,069	10,504
Debt securities in issue	14,808	12,948
Subordinated liabilities	1,987	1,885
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,528	7,734
Derivative financial instruments	273	302
Other financial liabilities	247	266
Total financial liabilities	36,411	33,880
Cumulative liquidity gap	(142,748)	(142,087)
Over five years but not more than ten years
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	40,539	39,822
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,292	2,564
Derivative financial instruments	21	15
Financial assets at fair value through other comprehensive income	10,385	18,226
Other financial assets	0	1
Total financial assets	53,237	60,628
Liabilities
Deposits at amortised cost	589	545
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	15,526	12,218
Subordinated liabilities	6,493	5,603
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,708	7,366
Derivative financial instruments	56	122
Other financial liabilities	391	420
Total financial liabilities	29,763	26,274
Cumulative liquidity gap	(119,274)	(107,733)
Over ten years
Assets
Cash and balances at central banks	0	0
Bank acceptance assets	0	0
Loans and advances at amortised cost	177,190	171,481
Reverse repurchase agreements and other similar secured lending	1	1
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,320	4,419
Derivative financial instruments	16	9
Financial assets at fair value through other comprehensive income	7,435	9,868
Other financial assets	2	2
Total financial assets	187,964	185,780
Liabilities
Deposits at amortised cost	239	231
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	83	87
Debt securities in issue	8,051	8,848
Subordinated liabilities	1,483	1,882
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,820	13,254
Derivative financial instruments	341	362
Other financial liabilities	93	139
Total financial liabilities	21,110	24,803
Cumulative liquidity gap	£ 47,580	£ 53,244